INVENTORIES	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:	INVENTORIES

	December 31,	June 30,
	2022	2023
		Unaudited

Raw materials	$35,111	$36,351
Work in progress	143	185
Finished products	36,755	31,300

	$72,009	$67,836

During the six-month ended June 30, 2022 and 2023 the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $ 644 and $ 3,528 respectively that have been included in cost of revenues.

As of June 30, 2023 the Company has an outstanding inventory purchase orders with its suppliers in the amount of $ 48,453. The commitments are due primarily within one year.